Commitments and Contingencies - Additional Information (Detail) - Class A Common Stock [Member] - Commitment to Cover Over Allotments [Member] - Over-Allotment Option [Member]	3 Months Ended
Mar. 08, 2021 shares
Underwriters option days	45 days
Sale of units, number of units issued in transaction	6,000,000